ORGANIZATION AND PRINCIPAL ACTIVITIES - Summary of Major Subsidiaries (Details)	Dec. 31, 2019
Pu Hui
Subsidiaries ownership:
Percentage of legal ownership	100.00%
Yiren Digital HK
Subsidiaries ownership:
Percentage of legal ownership	100.00%
Heng Ye
Subsidiaries ownership:
Percentage of legal ownership	100.00%
Heng Yu Da
Subsidiaries ownership:
Percentage of legal ownership	100.00%
Yi Ren Information
Subsidiaries ownership:
Percentage of legal ownership	100.00%